STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTIONS

	6/30/2021		6/30/2020
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	15,950,000	$0.23	15,950,000	$0.23
Granted	450,000,000	$0.028	-	-
Exercised	-	-	-	-
Expired	-	-
Outstanding as of the end of the periods	465,950,000	$0.035	15,950,000	$0.23
Exercisable as of the end of the periods	254,838,889	$0.041	15,950,000	$0.23

	12/31/2020		12/31/2019
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	15,950,000	$0.23	15,950,000	$0.23
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-
Outstanding as of the end of the periods	15,950,000	$0.23	15,950,000	$0.23
Exercisable as of the end of the periods	15,950,000	$0.23	15,950,000	$0.23

SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OPTIONS OUTSTANDING

The weighted average remaining contractual life of options outstanding as of June 30, 2021 and 2020 was as follows:

6/30/2021				6/30/2020
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$0.09	2,450,000	2,450,000	0.73	$0.09	2,450,000	2,450,000	1.73
$0.26	13,500,000	13,500,000	1.18	$0.26	13,500,000	13,500,000	2.18
$0.028	450,000,000	238,888,888	6.64 - 7.64	-	-	-	-
	465,950,000	254,838,888			15,950,000	15,950,000

12/31/2020				12/31/2019
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$0.09	2,450,000	2,450,000	1.23	$0.09	2,450,000	2,450,000	2.23
$0.26	13,500,000	13,500,000	1.37	$0.26	13,500,000	13,500,000	2.37
	15,950,000	15,950,000			15,950,000	15,950,000